OTHER LIABILITIES	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
OTHER LIABILITIES
OTHER LIABILITIES
An analysis of other liabilities is as follows:

	At December 31,
	2018	2017
	(€ thousand)
Deferred income	271,817	274,186
Advances and security deposits	145,394	167,293
Accrued expenses	81,408	77,024
Payables to personnel	25,434	38,488
Social security payables	18,209	20,553
Other	47,481	42,806
Total other liabilities	589,743	620,350

Deferred income primarily includes amounts received under maintenance and power warranty programs of €204,987 thousand at December 31, 2018 and €192,705 thousand at December 31, 2017, which are deferred and recognized as revenues over the length of the related program term. Of the total liability related to maintenance and power warranty programs as of December 31, 2018, the Group expects to recognize in net revenues approximately €52 million in 2019, €44 million in 2020, €34 million in 2021 and €75 million afterwards. Deferred income also includes amounts collected under various other agreements, which are dependent upon the future performance of a service or other act of the Group.

Advances and security deposits at December 31, 2018 and at December 31, 2017 primarily include advances received from customers, primarily for the purchase of our hypercars and limited edition cars. Upon shipment of such cars, the advances are recognized as revenue. Of the total contract liability related to advances as of December 31, 2018, the Group expects to recognize the entire amount within net revenues in 2019.

Changes in the Group’s contract liabilities for maintenance and power warranties, and advances from customers, were as follows:

	At January 1, 2018	Additional amounts arising during the period	Amounts recognized within revenue	Other changes	At December 31, 2018
	(€ thousand)
Maintenance and power warranty programs	192,705	82,731	(70,449)	—	204,987
Advances from customers	162,347	272,070	(293,884)	(681)	139,852

An analysis of other liabilities (excluding accrued expenses and deferred income) by due date is as follows:

	At December 31,
	2018				2017
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ thousand)
Total other liabilities (excluding accrued expenses and deferred income)	223,138	6,960	6,420	236,518	264,380	4,760	—	269,140